Summary of Significant Accounting Policies (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)
Restricted cash	$ 280,000	$ 1,934,000
Depreciation method		straight-line
Estimated residual value of vessels per lightweight ton		$ 340
Vessel's useful life		30 years
Number of vessels with impairment indication		5
Estimated daily time charter equivalent for unfixed days		Based on a combination of one-year average historical time charters and 10-year average historical time charter rates, adjusted for outliers.
Annual growth factor of management fees		1.00%
Utilization rate of fleet		98.80%
Impairment loss	0	$ 0
Amortization of deferred drydock and special survey costs	225,000	1,314,000
Accumulated amortization	225,000	1,539,000
Deferred unamortized financing costs	1,627,000	3,644,000
Amortization and write-off of deferred financing costs	430,000	1,598,000
Foreign currency exchange gains/(losses)	(3,000)	(15,000)
Amortization of above and below market leases	13,039,000	33,146,000
Other income	$ 7,000	$ 1,017,000
Minimum
Interval between vessel drydockings / special surveys		30 months
Maximum
Interval between vessel drydockings / special surveys		60 months
Settlement of outstanding claims
Other income		$ 1,002,000
NOL Liner PTE Ltd
Customer's revenue percentage		30.50%
Mitsui O.S.K Lines
Customer's revenue percentage	71.00%	25.70%